SEGMENT INFORMATION - Information regarding operations by segment (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 26, 2025 segment	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)
SEGMENT INFORMATION
Number of reportable segments | segment			2	3		3
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	$ 304,393	$ 472,789	$ 1,937,506		$ 1,625,863	$ 3,431,420	$ 13,367,443
Gross profit	5,130	242,601	1,006,887		772,829	1,016,879	5,533,432
Segment Reporting Information, Additional Information [Abstract]
Selling, general and administrative	2,930,627	2,635,863	8,423,602		8,440,919	11,447,894	12,751,644
Research and development	768,563	913,031	2,632,931		2,762,040	3,593,750	3,735,078
Total operating expenses	3,699,190	3,548,894	11,056,533		11,202,959	15,041,644	16,486,722
(Loss) income from segment operations (a)	(3,694,060)	(3,306,293)	(10,049,646)		(10,430,130)	(14,024,765)	(10,953,290)
Product revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	195,262	246,644	1,239,747		947,086	1,074,813	1,218,185
Service revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	109,131	226,145	697,759		678,777	1,038,677	996,866
Clinical laboratory service revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues						1,317,930	11,152,392
Therapeutic DNA Production
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Gross profit	41,528	194,341	428,187		462,464	678,166	748,940
MDx Testing Services
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues						1,317,930	11,152,392
Gross profit		(12,260)			(56,703)	(49,830)	4,409,186
DNA Tagging and Security Products
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Gross profit	(36,398)	60,520	578,700		366,219	388,543	375,306
Operating segment
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	304,393	797,519	1,937,506		2,618,313
Segment Reporting Information, Additional Information [Abstract]
Selling, general and administrative	1,194,353	1,623,857	4,086,903		4,901,312
Research and development	662,144	865,581	2,284,719		2,618,827
Total operating expenses	1,856,497	2,489,438	6,371,622		7,520,139
(Loss) income from segment operations (a)	(1,851,367)	(2,244,206)	(5,364,735)		(6,748,159)	(8,830,471)	(6,137,013)
Operating segment | Product revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	195,262	246,644	1,239,747		947,086	1,074,813	1,218,185
Operating segment | Service revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	109,131	226,145	697,759		678,777	1,038,677	996,866
Operating segment | Clinical laboratory service revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues		325,930			1,004,250	1,330,850	11,253,312
Operating segment | Therapeutic DNA Production
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	213,069	278,759	827,719		679,645	895,354	1,066,285
Segment Reporting Information, Additional Information [Abstract]
Selling, general and administrative	1,074,583	852,919	2,931,352		2,371,501
Research and development	705,053	660,515	2,146,426		1,834,551
Total operating expenses	1,779,636	1,513,434	5,077,778		4,206,052
(Loss) income from segment operations (a)	(1,738,108)	(1,319,093)	(4,649,591)		(3,743,588)	(4,789,268)	(3,792,871)
Operating segment | Therapeutic DNA Production | Product revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	160,999	218,858	668,407		477,010	560,000	560,000
Operating segment | Therapeutic DNA Production | Service revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	52,070	59,901	159,312		202,635	335,354	506,285
Operating segment | MDx Testing Services
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues		324,730			992,450
Segment Reporting Information, Additional Information [Abstract]
Selling, general and administrative		165,983			771,499
Research and development		52,917			198,061
Total operating expenses		218,900			969,560
(Loss) income from segment operations (a)		(231,160)			(1,026,263)	(1,489,220)	1,206,652
Operating segment | MDx Testing Services | Clinical laboratory service revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues		325,930			1,004,250	1,330,850	11,253,312
Operating segment | DNA Tagging and Security Products
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	91,324	194,030	1,109,787		946,218	1,218,136	1,148,766
Segment Reporting Information, Additional Information [Abstract]
Selling, general and administrative	119,770	604,955	1,155,551		1,758,312
Research and development	(42,909)	152,149	138,293		586,215
Total operating expenses	76,861	757,104	1,293,844		2,344,527
(Loss) income from segment operations (a)	(113,259)	(693,953)	(715,144)		(1,978,308)	(2,551,983)	(3,550,794)
Operating segment | DNA Tagging and Security Products | Product revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	34,263	27,786	571,340		470,076	514,813	658,185
Operating segment | DNA Tagging and Security Products | Service revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	$ 57,061	166,244	$ 538,447		476,142	703,323	490,581
Less intersegment revenues
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues		(1,200)			(11,800)	(12,920)	(100,920)
Less intersegment revenues | MDx Testing Services
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues		$ (1,200)			$ (11,800)	$ (12,920)	$ (100,920)